Income Tax - Summary of Breakdown of Deferred Tax (Parenthetical) (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Breakdown of deferred tax [line Items]
Adjustment for inflation of the opening deferred tax of companies with the peso as functional currency	$ (18)	$ (61)	$ (96)
Translation effect of deferred income tax for companies with a functional currency other than the dollar	$ 32	$ 176	$ 1,563